Borrowings - Finance Lease Liabilities (Details Narrative) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 28, 2026 Capacity	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Capacity	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 29, 2022 USD ($)
Sale Leaseback Transaction [Line Items]
Finance lease liabilities		$ 310,064		$ 310,064		$ 329,860
Payments related to finance lease liabilities		$ 7,646	$ 8,337	$ 7,646	$ 8,337
Debt instrument, covenant description				The Company’s credit facilities, the 2030 Bonds and certain financial liabilities also require compliance with a number of financial covenants, including to maintain: (i) a required security ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities, bonds and financial liabilities; (iii) a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities, bonds and financial liabilities) ranging from less than 0.75 to 0.80; (v) a minimum net worth of $135,000; and (vi) a debt service cover ratio for certain vessels (as defined in the Company’s credit facility) of at least 1.00:1.00.
Debt instrument, covenant compliance				As of June 30, 2026, Navios Partners was in compliance with the financial covenants in each of its credit facilities, the 2030 Bonds and certain financial liabilities.
Long-term debt, weighted average interest rate		5.60%	6.30%	5.70%	6.30%
Finance Lease Liabilities [Member] | Nave Hina [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built	2026
Vessel type	MR2 product tanker
Vessel capacity in DWT | Capacity	49,996
Term of Contract	ten-year
Finance lease liabilities		$ 32,137		$ 32,137
Lessee, finance lease, discount rate	6.00%
Lessee, finance lease, variable lease payment, terms and conditions	repayable in ten years
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Magellan II [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built				2020
Vessel type				Kamsarmax
Vessel capacity in DWT | Capacity				82,037
Term of Contract		eight-year		eight-year
Finance lease liabilities							$ 19,385
Lessee, finance lease, discount rate		6.00%		6.00%
Increase in finance lease liability				$ 927
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Uranus [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built				2019
Vessel type				Kamsarmax
Vessel capacity in DWT | Capacity				81,821
Term of Contract		seven-year		seven-year
Finance lease liabilities							17,607
Lessee, finance lease, discount rate		6.00%		6.00%
Finance Lease Liabilities [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Navios Felicity I [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built				2020
Vessel type				Kamsarmax
Vessel capacity in DWT | Capacity				81,962
Term of Contract		seven-year		seven-year
Finance lease liabilities							$ 17,473
Lessee, finance lease, discount rate		6.00%		6.00%
Increase in finance lease liability				$ 1,477